SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of share option activity

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2017	5,794,831	US$	30.58

Granted	1,279,872	US$	56.68
Exercised	(2,147,819)	US$	29.04
Forfeited	(119,902)	US$	32.64

Outstanding at December 31, 2017	4,806,982	US$	38.17	3.83	US$	109,017

Vested and expected to vest at December 31, 2017	4,560,233	US$	37.86	3.78	US$	104,855

Exercisable at December 31, 2017	2,236,685	US$	30.66	2.65	US$	67,535

Summary of non-vested share option activity

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2017	2,495,346	US$	10.37

Granted	1,279,872	US$	15.62
Vested	(1,085,019)	US$	10.50
Forfeited	(119,902)	US$	10.55

Non-vested at December 31, 2017	2,570,297	US$	12.86

Expected to vest at December 31, 2017	2,323,548	US$	12.88